Taxation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Ifrs Statements [LineItems]
Applicable tax rate	12.50%
Interest income	$ 2,009	$ 335
Income tax expense	$ 1,074	$ 2,090